Risk management - Schedule of exposure and impairment losses by stage (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) tranches	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Exposure and impairment losses
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 949,583	€ 903,646	€ 861,432
Impairment losses	22,854	22,125	23,422
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	850,779	802,967	766,034
Impairment losses	3,807	4,149	4,458
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	66,196	69,968	64,962
Impairment losses	5,195	5,103	5,461
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	32,608	30,711	30,436
Impairment losses	13,852	12,873	13,503
From AAA to AA-
Exposure and impairment losses
Maximum exposure to credit risk	173,946	190,278	112,048
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	172,440	188,434	110,536
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,506	1,844	1,512
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From A+ to BB
Exposure and impairment losses
Maximum exposure to credit risk	404,685	388,962	386,594
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	394,084	377,008	378,982
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	10,601	11,954	7,612
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From BB- to B-
Exposure and impairment losses
Maximum exposure to credit risk	305,109	278,071	315,756
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	272,456	233,779	273,443
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	32,653	44,292	42,313
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
CCC and below
Exposure and impairment losses
Maximum exposure to credit risk	65,843	46,335	47,034
CCC and below | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	11,799	3,746	3,073
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	21,436	11,878	13,525
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 32,608	€ 30,711	€ 30,436